Subsequent Events - Additional Information (Detail) ¥ in Thousands, $ in Thousands			3 Months Ended		12 Months Ended
	Jan. 15, 2020 CNY (¥) shares	Jan. 15, 2020 USD ($) shares	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Jan. 31, 2020 CNY (¥)	Jan. 31, 2020 USD ($)
Subsequent Event [Line Items]
Repayment of debt					¥ 5,000	$ 718	¥ 3,000
Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Proceeds from issue of shares	¥ 6,772	$ 983
Stock issued	170,062	170,062
Subsequent Event [Member] | American Depositary Shares [Member]
Subsequent Event [Line Items]
Stock issued	85,031	85,031
Subsequent Event [Member] | AAVs [Member]
Subsequent Event [Line Items]
Debt instrument face amount								¥ 52,000	$ 7,469
Debt interest rate								3.00%	3.00%
Repayment of debt			¥ 10,000	$ 1,436